Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Sales	$ 571,945	$ 0
Cost of Sales	388,756	0
Gross Margin	183,189	0
Operating expenses
Sales and marketing	1,188,207	0
Research and development	2,663,146	1,397,554
General and administrative	3,346,230	3,676,125
Share-based compensation expense (Notes 9 and 10)	1,001,950	1,495,837
Amortization of technology and other assets (Note 4)	550,080	0
Depreciation (Note 7)	79,868	63,454
Total operating expenses	8,829,481	6,632,970
Other expenses (income)
Interest expense	43,735	2,839
Other income	(692,198)	(42,173)
Foreign exchange loss	71,573	112,771
Total other expenses (income)	(576,890)	73,437
Net (loss) income and comprehensive (loss) income for the year	$ (8,069,402)	$ (6,706,407)
(Loss) per share - basic and diluted	$ (0.09)	$ (0.09)
Weighted average number of shares outstanding - basic and diluted	91,784,976	71,554,822